INVESTMENTS (Details 5) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Available-for-sale securities, within 1 year, cost	$ 685
Available-for-sale securities, within 1 year, fair value	682
Available-for-sale securities, after 1 years through 5 years, cost	3,871
Available-for-sale securities, after 1 years through 5 years, fair value	3,948
Available-for-sale securities, after 5 years through 10 years, cost	106
Available-for-sale securities, after 5 years through 10 years, fair value	122
Available-for-sale securities, after 10 years, cost	239
Available-for-sale securities, after 10 years, fair value	241
Available-for-Sale Securities
Debt Securities, Available-for-sale [Line Items]
Solvency Funds of Insurance Captive	$ 1,056	$ 1,159